Pension benefits - Change in Projected Benefit Obligations (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligations at beginning of period	$ 37	$ 36	$ 40	$ 37	$ 36
Interest cost	1	0	0	1	1
Service cost	3		1		1
Benefits paid	(2)		(1)		(1)
Change in unrecognized actuarial gain	0		2		2
Settlement	0		(25)		0
Foreign currency translations	1		(1)		(2)
Projected benefit obligations at end of period	$ 37	$ 37	$ 16	$ 40	$ 37